FIRST INVESTORS SERIES FUND
95 Wall Street
New York, New York 10005
(212) 858-8126


                                   May 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

                  Re:  First Investors Series Fund
                           File Nos. 33-25623 and 811-5690

Gentlemen:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Series Fund (the "Fund") hereby certifies:

         (1) The form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 21 to the Fund's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   21  was   filed
electronically with the Commission.

                                                Very truly yours,

                                                FIRST INVESTORS SERIES FUND


                                                By: /s/ C. Durso
                                                    C. Durso, Vice President